Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	ReneSola Ltd
Entity Central Index Key	0001417892
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	172,613,664
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 379,039,116	$ 290,701,669
Restricted cash	58,334,770	33,640,407
Available-for-sale investment		3,331,540
Accounts receivable, net of allowances for doubtful accounts of $2,412,695 and $1,090,273 as of December 31, 2010 and 2011, respectively	129,635,595	81,540,094
Inventories	154,181,613	170,598,793
Advances to suppliers-current	16,163,910	26,315,038
Amounts due from related parties	6,207,044	389,091
Value added tax recoverable	41,858,020	44,102,175
Income tax recoverable	7,956,391	4,021,157
Prepaid expenses and other current assets	18,717,656	16,946,345
Deferred convertible notes issuance costs-current	784,456
Assets held-for-sale	6,452,946
Derivative assets	880,917	11,659,723
Deferred tax assets-current	12,709,364	14,762,758
Total current assets	832,921,798	698,008,790
Property, plant and equipment, net	980,164,615	801,471,848
Prepaid land use right	48,563,527	37,188,981
Deferred tax assets	25,156,789	8,525,910
Deferred convertible notes issuance costs-non-current	2,510,211
Advances for purchases of property, plant and equipment	25,866,532	26,930,088
Advances to suppliers-non-current	17,643,874	13,743,176
Other long-lived assets	10,501,710	2,753,214
Goodwill	5,646,522	5,323,406
Total assets	1,948,975,578	1,593,945,413
Current liabilities:
Short-term borrowings	570,893,649	400,797,904
Accounts payable	235,813,928	220,798,309
Advances from customers-current	58,237,920	57,396,476
Amounts due to related parties	4,913,077	24,691
Other current liabilities	114,968,837	79,633,135
Income tax payable	4,111,306	16,437,841
Deferred tax liabilities	220,229	1,778,355
Derivative liabilities	218,106	1,380,585
Total current liabilities	989,377,052	778,247,296
Convertible notes payable-non-current	111,616,000
Long-term borrowings	144,668,887	121,515,030
Advances from customers-non-current	48,051,056	76,080,371
Warranty	12,835,583	8,701,042
Deferred gains	29,141,058	20,604,133
Other long-term liabilities	12,144,486	2,333,045
Total liabilities	1,347,834,122	1,007,480,917
Commitments and contingencies (see Note 19)
Shareholders' equity
Common shares (no par value; 500,000,000 shares authorized at December 31, 2010 and 2011; 174,596,912 shares issued and 173,846,412 shares outstanding at December 31,2010; 174,636,912 shares issued and 172,613,664 shares outstanding at December 31,2011)	422,313,848	422,039,086
Additional paid-in capital	4,110,849	19,857,905
Treasury stock	(1,943,822)
Retained earnings	104,859,324	108,386,781
Accumulated other comprehensive income	71,645,808	36,180,724
Total equity attributable to ReneSola Ltd	600,986,007	586,464,496
Noncontrolling interest	155,449
Total shareholders' equity	601,141,456	586,464,496
Total liabilities and shareholders' equity	$ 1,948,975,578	$ 1,593,945,413

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowances for doubtful accounts (in dollars)	$ 1,090,273	$ 2,412,695
Common shares, share authorized	500,000,000	500,000,000
Common shares, shares issued	174,636,912	174,596,912
Common shares, shares outstanding	172,613,664	173,846,412

CONSOLIDATED INCOME STATEMENTS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues:
Product sales	$ 912,809,125	$ 1,127,537,872	$ 488,507,712
Processing services	72,470,242	78,040,989	21,897,067
Total net revenues	985,279,367	1,205,578,861	510,404,779
Cost of revenues
Product sales	841,325,640	807,457,192	541,569,928
Processing services	47,900,583	50,157,941	12,036,661
Total cost of revenues	889,226,223	857,615,133	553,606,589
Gross profit (loss)	96,053,144	347,963,728	(43,201,810)
Operating expenses (income):
Sales and marketing	17,232,686	8,359,858	5,398,559
General and administrative	38,549,922	43,314,291	29,083,848
Research and development	47,055,271	36,262,716	14,506,591
Other operating expense (income)	(18,327,201)	14,082,643	(1,632,857)
Total operating expenses	84,510,678	102,019,508	47,356,141
Income (loss) from operations	11,542,466	245,944,220	(90,557,951)
Non-operating expenses (income):
Interest income	(7,862,339)	(1,835,016)	(1,715,675)
Interest expense	37,190,296	23,245,598	17,122,262
Foreign exchange losses (gains)	(6,612,305)	1,813,711	1,433,404
(Gains) losses on derivatives, net	15,296,530	(6,268,072)
Investment loss	193,408
Gains on repurchase of convertible bonds	(28,349,939)	(5,891)	(7,995,337)
Other-than-temporary impairment loss on available-for-sale investment	6,207,119		13,366,936
Total non-operating expenses	16,062,770	16,950,330	22,211,590
Income (loss) before income tax, noncontrolling interests	(4,520,304)	228,993,890	(112,769,541)
Income tax benefit (expense)	4,851,479	(59,997,804)	41,156,343
Equity in loss of investee, net of tax			(290,469)
Net income (loss)	331,175	168,996,086	(71,903,667)
Less: net loss attributed to noncontrolling interests	(1,789)
Net income (loss) attributed to holders of ordinary shares	$ 332,964	$ 168,996,086	$ (71,903,667)
Earnings (loss) per share
Basic (in dollars per share)		$ 0.98	$ (0.49)
Diluted (in dollars per share)		$ 0.97	$ (0.49)
Weighted average number of shares used in computing earnings per share
Basic (in shares)	173,496,901	172,870,921	147,553,679
Diluted (in shares)	173,870,162	175,111,731	147,553,679

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Common shares	Treasury stock	Additional paid-in capital	Retained earnings (accumulated deficit)	Accumulated other comprehensive income	Equity (Deficit) attributable to ReneSola Ltd	Noncontrolling interest	Comprehensive income (loss)
Balance at Dec. 31, 2008	$ 382,087,480	$ 330,665,587		$ 17,769,228	$ 11,294,362	$ 22,079,224	$ 382,087,481	$ 279,079
Balance (in shares) at Dec. 31, 2008		137,624,912
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(71,903,667)				(71,903,667)		(71,903,667)		(71,903,667)
Foreign exchange translation adjustment	(25,353)					(25,353)	(25,353)		(25,353)
Total comprehensive income (loss)	(71,929,020)						(71,929,020)		(71,929,020)
Repurchase of convertible bonds	14,979,469	14,979,469					14,979,469
Repurchase of convertible bonds (in shares)		4,000,000
Issuance of common shares	73,625,000	73,625,000					73,625,000
Issuance of common shares (in shares)		31,000,000
Share issuance costs	(5,517,092)	(5,517,092)					(5,517,092)
Share-based compensation	3,296,173			3,296,173			3,296,173
Decrease due to deconsolidation								(279,079)
Balance at Dec. 31, 2009	396,262,931	413,752,964		21,065,401	(60,609,305)	22,053,871	396,262,931
Balance (in shares) at Dec. 31, 2009		172,624,912
Increase (Decrease) in Stockholders' Equity
Net income (loss)	168,996,086				168,996,086		168,996,086		168,996,086
Foreign exchange translation adjustment	17,170,111					17,170,111	17,170,111		17,170,111
Changes in fair value of AFS	(2,329,761)					(2,329,761)	(2,329,761)		(2,329,761)
Changes in fair value of cash flow hedges	(713,497)					(713,497)	(713,497)		(713,497)
Total comprehensive income (loss)	183,122,939						183,122,939		183,122,939
Share exercised by employees	3,144,061	8,286,122		(5,142,061)			3,144,061
Share exercised by employees (in shares)		1,221,500
Share-based compensation	3,934,565			3,934,565			3,934,565
Balance at Dec. 31, 2010	586,464,496	422,039,086		19,857,905	108,386,781	36,180,724	586,464,496
Balance (in shares) at Dec. 31, 2010		173,846,412
Increase (Decrease) in Stockholders' Equity
Net income (loss)	331,175				332,964		332,964	(1,789)	331,175
Foreign exchange translation adjustment	32,421,826					32,421,826	32,421,826		32,421,826
Changes in fair value of AFS	2,329,761					2,329,761	2,329,761		2,329,761
Changes in fair value of cash flow hedges	713,497					713,497	713,497		713,497
Total comprehensive income (loss)	35,796,259						35,798,048	(1,789)	35,796,259
Share exercised by employees	148,744	274,762		(126,018)			148,744
Share exercised by employees (in shares)		58,100
Share-based compensation	4,359,540			4,359,540			4,359,540
Capped call transaction	(23,840,999)			(19,980,578)	(3,860,421)		(23,840,999)
Repurchase of common shares	(1,943,822)		(1,943,822)				(1,943,822)
Repurchase of common shares (in shares)		(1,290,848)
Capital contribution from noncontrolling interest	157,238							157,238
Balance at Dec. 31, 2011	$ 601,141,456	$ 422,313,848	$ (1,943,822)	$ 4,110,849	$ 104,859,324	$ 71,645,808	$ 600,986,007	$ 155,449
Balance (in shares) at Dec. 31, 2011		172,613,664

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ 331,175	$ 168,996,086	$ (71,903,667)
Adjustment to reconcile net income to net cash used in operating activities:
Equity in loss of investee			290,469
Investment loss	193,408
Inventory write-down	48,992,463	1,165,610	71,252,806
Depreciation and amortization	82,730,940	56,353,672	32,745,074
Amortization of deferred convertible bond issuance costs and premium	881,172	332,668	3,510,773
Allowance of doubtful receivables, advance to suppliers and prepayment for purchases of property, plant and equipment	(1,374,668)	3,919,044	9,872,894
(Gains) losses on derivatives	15,296,530	(6,268,072)
Share-based compensation	4,359,540	3,934,565	3,296,173
Loss on disposal of long-lived assets	558,236	1,254,267	12,798
Gain on early extinguishment of debt(net of inducement charges in 2009)	(28,349,939)	(5,891)	(7,995,337)
Gain from settlement of advances from supplier			(554,731)
Other-than-temporary impairment loss on available-for-sale investment	6,207,119		13,366,936
Provision for firm purchase commitment	3,940,000
Changes in assets and liabilities:
Accounts receivable	(79,455,716)	26,886,223	(62,658,713)
Inventories	(24,250,952)	(28,433,451)	(1,721,040)
Advances to suppliers	7,195,626	(32,383,209)	23,888,226
Amounts due from related parties	(887,983)	63,815	(11,807,383)
Value added tax recoverable	4,274,222	9,276,785	(33,376,658)
Prepaid expenses and other current assets	(954,257)	(11,130,425)	5,041,008
Prepaid land use right	(5,055,881)	(301,837)	439,624
Cash received from government subsidy	1,835,979	11,474,282
Accounts payable	4,559,739	121,462,667	38,022,985
Advances from customers	(27,024,836)	(1,362,227)	(23,220,017)
Income tax payables	(16,303,466)	9,555,345	152,617
Other current liabilities	(13,293,043)	18,933,622	1,429,813
Other long-term liabilities	4,680,589	(138,861)	(472,518)
Accrued warranty cost	3,614,235	5,260,590	561,424
Deferred tax assets	(14,758,528)	44,325,073	(43,850,841)
Net cash provided by (used in) operating activities	(22,058,296)	403,170,341	(53,677,285)
Investing activities:
Purchases of property, plant and equipment	(132,826,861)	(137,714,729)	(358,084,269)
Advances for purchases of property, plant and equipment	(19,892,328)	(6,816,721)	132,290,980
Purchases of other long-lived assets	(239,252)	1,186,219	(1,411,489)
Cash received from government subsidy	5,296,379	2,407,787	5,959,476
Proceeds from disposal of property, plant and equipment	155,157	149,937
Proceeds from disposal of investment			(634,552)
Changes in restricted cash	(22,454,812)	(7,323,041)	(18,958,147)
Cash consideration for acquisition, net of cash received	(1,172,824)		(16,831,050)
Net cash paid for settlement of derivatives	(6,331,995)	(3,160,043)
Net cash used in investing activities	(177,466,536)	(151,270,591)	(257,669,051)
Financing activities:
Proceeds from bank borrowings	898,775,862	665,007,359	767,191,912
Repayment of bank borrowings	(735,173,471)	(708,249,446)	(445,677,335)
Cash paid for issuance costs	(7,154,772)
Proceeds from issuance of common shares			73,625,000
Cash paid for share issuance cost			(5,265,134)
Proceeds from exercise of stock options	148,744	3,144,061
Cash paid for repurchase of convertible notes	(57,055,127)	(32,715,276)	(84,121,078)
Cash paid for repurchase of common shares	(1,943,822)
Proceeds from issuance of convertible notes	200,000,000
Purchase of capped call transaction	(23,840,999)
Contribution from noncontrolling interests	157,238
Net cash provided by (used in) financing activities	273,913,653	(72,813,302)	305,753,365
Effect of exchange rate changes	13,948,626	4,807,276	67,120
Net increase (decrease) in cash and cash equivalents	88,337,447	183,893,724	(5,525,851)
Cash and cash equivalents, beginning of year	290,701,669	106,807,945	112,333,796
Cash and cash equivalents, end of year	379,039,116	290,701,669	106,807,945
Supplemental schedule of non-cash transactions
Payables for purchase of property, plant and equipment	84,832,129	49,088,978	51,214,481
Prepayment settled with equity interest			19,019,325
Banknotes, included in accounts receivable, used to purchase equipment	37,704,054
Supplemental disclosure of cash flow information
Interest paid, net of interest capitalized	38,742,727	23,856,455	12,049,797
Income tax paid (return)	$ 28,049,551	$ 2,890,157	$ (552,613)

ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

ReneSola Ltd was incorporated in the British Virgin Island on March 17, 2006. ReneSola Ltd and its subsidiaries (collectively the “Company”) are engaged in the manufacture and sale of solar power products including virgin polysilicon, monocrystalline and multicrystalline solar wafers and photovoltaic (PV) cells and modules. On January 29, 2008, the Company became listed on the New York Stock Exchange (NYSE) in the United States.

The following table lists all subsidiaries of the Company as of December 31, 2011:

Subsidiaries	Date of acquisition	Date of incorporation	Place of incorporation	Percentage of ownership
Zhejiang Yuhui Solar Energy Source Co., Ltd. (“Zhejiang Yuhui”)	N/A	August 7, 2003	People’s Republic of China (“PRC”)	100%
ReneSola America Inc. (“ReneSola America”)	N/A	November 12, 2006	United States of America	100%
ReneSola Singapore Pte Ltd. (“ReneSola Singapore”)	N/A	March 28, 2007	Singapore	100%
Sichuan ReneSola Silicon Material Co., Ltd. (“Sichuan ReneSola”)*	N/A	August 25, 2007	PRC	100%
Yuneng Enterprise Consulting (Shanghai) Co., Ltd (“ReneSola Shanghai”)	N/A	March 20, 2009	PRC	100%
Wuxi Jiacheng Solar Energy Technology Co., Ltd. (“JC Solar”)	May 31, 2009	November 8, 2005	PRC	100%
Zhejiang ReneSola Photovoltaic Materials Co., Ltd. (“Zhejiang ReneSola”)	N/A	April 30, 2010	PRC	100%
Sichuan Ruiyu Photovoltaic Materials Co., Ltd. (“Sichuan Ruiyu”)	N/A	August 24, 2010	PRC	100%
Sichuan Ruixin Photovoltaic Materials Co., Ltd. (“Sichuan Ruixin”)	N/A	November 23, 2010	PRC	100%
Zhejiang Sciborn New Material Technology Co., Ltd. (“Zhejiang Sciborn”)	N/A	June 1, 2011	PRC	100%
Sichuan SiLiDe Composite Materials Co., Ltd. (“Sichuan SiLiDe”)	N/A	July 11, 2011	PRC	100%
Qinghai Yuihui New Energy Co., Ltd. (“Qinghai Yuihui”)	N/A	August 30, 2011	PRC	100%
ReneSola Deutschland GmbH (“Renesola Germany”)	N/A	September 26, 2011	Germany	100%
Jiashan Xujing Real Estate Development Co., Ltd. (“Jiashan Xujing”)	N/A	October 19, 2011	PRC	100%
Sichuan OuRuida Science Park Co., Ltd. (“Sichuan OuRuida”)	N/A	October 27, 2011	PRC	100%
Zhejiang Ruiyi New Material Technology Co., Ltd. (“Zhejiang Ruiyi”)	N/A	October 31, 2011	PRC	90%

Zhejiang Yuhui commenced operations in July 2005. ReneSola America commenced operations in November 2006. ReneSola Singapore commenced operations in May 2007. Sichuan ReneSola commenced operations in July 2009.  JC Solar was acquired on May 31, 2009. Zhejiang ReneSola commenced operations in January 2011. Sichuan Ruiyu commenced operations in July 2011.  Zhejiang Sciborn commenced operations in July 2011. Qinghai Yuihui started trial production in December, 2011, ReneSola Shanghai, Sichuan Ruixin, Sichuan OuRuida, Sichuan SiLiDe, Jiashan Xujing, Zhejiang Ruiyi and ReneSola Germany had not commenced operations as of December 31, 2011.

*: Sichuan Ruisheng Photovoltaic Material Co. Ltd. was incorporated in PRC on November 23, 2010, and was merged into Sichuan Aoguang Silicon Industry Co. Ltd on August 25, 2011. On November 30, 2011, Aoguang was merged into Sichuan ReneSola.

Acquisition of Subsidiaries

(a) On May 20, 2009, ReneSola Ltd’s wholly owned subsidiary Zhejiang Yuhui Solar Energy Source Co., Ltd entered into an agreement to acquire the entire share capital of solar cell and module manufacturer, Wuxi Jiacheng Solar Energy Technology Co. (“JC Solar”) (the “Acquisition”). The total consideration for the Acquisition was RMB140,300,000 ($20,548,338). The acquisition was completed on May 31, 2009 (see Note 3).

(b) On June 9, 2011, ReneSola Ltd’s wholly owned subsidiary Sichuan Ruisheng Photovoltaic Materials Co., Ltd. entered into an agreement to acquire the entire share capital of polysilicon manufacture, Sichuan Aoguang Silicon Industry Co., Ltd. (“Aoguang”) (the “Acquisition”). The total consideration for the Acquisition was RMB7,600,000 ($1,172,824 ). The acquisition was completed on June 10, 2011(see Note 3). On November 30, 2011, Aoguang was merged into Sichuan ReneSola.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a) Basis of presentation

The consolidated financial statements have been prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

As of December 31, 2011, the Company’s current liabilities exceeded its current assets by US$156,455,254. In addition, the Company experienced negative cash flows from operations during the year ended December 31, 2011.

However, Management believes the Company has the ability to meet its financial obligations as they come due, for at least the next twelve months and will continue as a going concern by (i) closely monitoring and managing the Company’s working capital, which may involve seeking extended payment terms from its suppliers, strengthening the accounts receivable collection, implementing more stringent inventory management procedures and will consider liquidation of accounts receivable by discounting banknotes with the relevant financial institutions, as needed, to ensure the sufficient cash flows from operations are obtained to meet the Company’s liquidity requirements; and (ii) obtaining additional debt facilities in order to fund working capital needs, as necessary.

The Company’s continuation as a going concern is dependent upon its ability to generate sufficient cash flows to meet its obligations in a timely manner and to obtain additional financing or refinancing as may be required. The Company has the ability to take the above actions to enable it to continue its operations for at least the next twelve months. Accordingly, the consolidated financial statements have been prepared on a going concern basis.

(b) Basis of consolidation

The consolidated financial statements include the financial statements of ReneSola and its subsidiaries. All inter-company transactions, balances and unrealized profits and losses have been eliminated on consolidation.

(c) Fair value measurement

The Company estimates fair value of financial assets and liabilities as the price that would be received from the sales of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. See Note 7, “Fair Value Measurements”, for further details.

(d) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses for the reporting periods presented. Actual results could materially differ from these estimates. Significant accounting estimates which are susceptible to change as more information becomes available include allowances for doubtful receivables and advances to suppliers, lower of cost or market charges and other provisions for inventories, accrued liabilities, valuation allowances for long-term prepayments, valuation of deferred tax assets, accruals of warranty costs, useful lives of property, plant and equipment and recoverability of the carrying value of long-lived assets and assets held-for-sale, the determination of fair value of financial instruments, assumptions used in foreign exchange forward contracts and valuation of derivative and other financial instruments, impairment of goodwill, assumptions used to measure other-than-temporary-impairment for long-term equity investment and valuation of share-based compensation inclusive of forfeiture rates of stock options.

(e) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and held with banks, including demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

(f) Restricted cash

Restricted cash represents amounts held by banks, which are not available for the Company’s general use, as security for issuance of letters of credit, bank acceptance bills, bank borrowings and bank drafts. Upon maturity of the letters of credit and repayment of bank acceptance bills, bank borrowings and bank drafts which generally occur within one year, the deposits are released by the bank and become available for general use by the Company.

(g) Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the weighted-average method for work-in-process and finished goods and by the first-in-first-out method for raw materials. Inventory costs comprise direct materials, direct labor and those overhead costs that have been incurred in bringing the inventories to their present location and conditions.

Adjustments are recorded to write down the cost of obsolete and excess inventory to the estimated market value based on historical and forecast demand. The estimated market value is measured as the estimated selling price of each class of the inventories in the ordinary course of business less estimated costs of completion and disposal and normal profit margin.

The Company outsources portions of its manufacturing process, including cutting ingots into wafers and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (ingots or wafers) to the third-party manufacturers.

For the outsourcing arrangements, the Company maintains such inventory on the Company’s balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturer. Upon receipt of the processed inventory, it is reclassified as work-in-process inventory and a processing fee is paid to the third-party manufacturer. The processing fees paid to the manufacturer are added to the cost of inventory.

The Company provides solar wafer processing services on behalf of third parties who have their own polysilicon supplies. Under certain of these solar wafer processing service arrangements, the Company purchases raw materials from a customer and agrees to sell a specified quantity of solar wafers produced from such materials back to the same customer. The quantity of solar wafers sold back to the customer under these processing arrangements is consistent with the amount of raw materials purchased from the customer based on current production conversion rates. The Company records revenue from these processing transactions based on the amount received for solar wafers sold less the amount paid for the raw materials purchased from the customer. The revenue recognized is recorded as solar wafer processing revenue and the production costs incurred related to providing the processing services are recorded as solar wafer processing costs within cost of revenue.

On occasion, the Company enters into firm purchase commitments to acquire materials from its suppliers. A firm purchase commitment represents an agreement that specifies all significant terms, including the price and timing of the transactions, and includes a disincentive for nonperformance that is sufficiently large to make performance probable. This disincentive is generally in the form of a “take or pay” provision which requires the Company to pay for committed volumes regardless of whether the Company actually takes possession of the materials. The Company evaluates these agreements whenever market prices decrease such that the commitment price is significantly higher than market.  In these instances, the Company evaluates the need to record a loss, if any, on firm purchase commitments using a lower of cost or market approach consistent with that used to value inventory (see Note 5).

(h) Investments

Investments in marketable equity securities are classified as trading, available-for-sale, or held-to-maturity. Investments classified as trading are reported at fair value with unrealized gains and losses included in income. Investments classified as available-for-sale are reported at fair value with unrealized gains and losses recorded in other comprehensive income. The cost of investments sold is determined by specific identification.

The Company routinely reviews available-for-sale securities for other-than-temporary declines in fair value below the cost basis, and when events or changes in circumstances indicate the carrying value of an asset may not be recoverable, the security is written down to fair value.  For the years ended December 31, 2009, 2010, and 2011, the Company recorded other-than-temporary impairment loss on the only available-for-sale investment of $13,366,939, $nil, and $6,207,119, respectively.  The available-for-sale investment has been fully impaired as of December 31, 2011.

Investments are evaluated for impairment at the end of each period. Unrealized losses are recorded to other expenses when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

(i) Advances to suppliers and advances for purchase of property, plant and equipment

In order to secure a stable supply of silicon materials and construction materials, the Company makes advance payments to suppliers for raw material supplies and advances on purchases of long-lived assets which are offset against future deliveries. Advances to suppliers for purchases expected within twelve months as of each balance sheet date are recorded as advances to suppliers in current assets and those associated with purchases expected over longer periods of time recorded in non-current advance to suppliers. As of December 31, 2010 and 2011, advances to suppliers in current assets were $26,315,038 and $16,163,910, respectively, and non-current advances to suppliers for silicon raw material supplies were $13,743,176 and $17,643,874, respectively. Prepayments for property, plant and equipment are recorded in non-current assets and were $26,930,088 and $25,866,532 as of December 31, 2010 and 2011, respectively. The Company does not require collateral or other security against its advances to suppliers. As a result, the Company’s claims for such prepayments are unsecured, which exposes the Company to the suppliers’ credit risk. The Company performs ongoing credit evaluations of the financial condition of its suppliers.

As of December 31, 2010 and 2011, prepayments made to individual suppliers in excess of 10% of total advances and prepayments to suppliers are as follows:

	At December 31,
	2010	2011
Supplier A	$9,845,337	$17,433,530
Supplier B	$6,540,000	$6,540,000
Supplier C	$10,418,222	—

As of December 31, 2010 and 2011, advances for purchases of property, plant and equipment in excess of 10% of total advances and prepayments to equipment suppliers are as follows:

	At December 31,
	2010	2011
Supplier A	*	$3,471,298
Supplier B	—	$2,855,145
Supplier C	—	$2,826,950
Supplier D	$7,667,871	—
Supplier E	$7,186,659	*
Supplier F	$2,921,619	—

*: Less than 10%.

(j) Business combination

The Company accounts for business acquisitions using the acquisition method of accounting and records intangible assets with finite and indefinite useful lives separate from goodwill. Intangible assets are recorded at their fair value based on estimates as at the date of acquisition. Goodwill is recorded as the residual amount of the purchase price less the fair value assigned to the individual assets acquired and liabilities assumed as the date of acquisition.

(k) Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value assigned to the individual assets acquired and liabilities assumed. The Company performs its annual tests for goodwill impairment in the second quarter. The Company will perform an impairment test between scheduled annual tests if facts and circumstances indicate that it is more likely than not that the fair value of a reporting unit that has goodwill is less than its carrying value. The Company compares the fair value of a reporting unit to its carrying amount to determine if goodwill may be impaired. The Company estimates the fair value of a reporting unit using the discounted cash flow methodology. Significant management judgment is required in the forecasts of future operating results and discount rates that we use in the discounted cash flow method of valuation and in the selection of comparable businesses that we used in the market approach. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that the fair value of the goodwill is less than its carrying value. Fair values for reporting units are determined based on discounted cash flows, market multiples or appraised values.

During the fourth quarter of 2011, as a result of the effects of weakening market conditions on the Company’s forecasts and a sustained, significant decline in the Company’s market capitalization to a level lower than its net book value, the Company concluded that impairment indicators existed and performed an impairment analysis.  Based on the results of the analysis, the estimated fair value of the reporting unit was determined to be higher than the carrying amount.  No impairment charges were recognized during the years ended December 31, 2009, 2010, or 2011.

The carrying amount of goodwill for the years ended December 31, 2010 and 2011 were as follow:

	At December 31,
	2010	2011
Beginning of the year	$5,323,406	$5,323,406
Goodwill acquired during the year	—	313,832
Foreign exchange effect	—	9,284
Closing balance	$5,323,406	$5,646,522

(l) Business license

Business license acquired in a business combination and recognized separately from goodwill is initially recorded at its fair value at the acquisition date (which is regarded as its cost). Subsequent to initial recognition, business license with indefinite useful lives that is acquired separately in a business combination is reported at cost less accumulated impairment losses. At the end of each reporting period, the Company reviews the carrying amount of its business license to determine whether there is any indication that it has suffered an impairment loss. If such indication exists, fair value of the asset is estimated in order to determine the extent of an impairment loss (if any). If the carrying amount of the business license exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess.

(m) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Buildings	40-50 years
Plant and machinery	10-25 years
Motor vehicles	4-5 years
Office equipment	3-5 years

Construction in progress represents mainly the construction of new facilities in Zhejiang Yuhui, Sichuan ReneSola, Sichuan Ruiyu and Qinghai Yuhui. Costs incurred in the construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

(n) Assets held-for-sale

Non-current assets and disposal group are classified as held-for-sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and such non-current assets are available for immediate sale in present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification. Non-current assets classified as held for sale are measured at lower of their carrying amount and fair value less costs to sell.

(o) Interest capitalization

The Company capitalizes interest costs as part of the costs of constructing certain assets during the period of time required to get the assets ready for their intended use. The Company capitalizes interest to extent that expenditures to construct an asset have occurred and interest costs have been incurred.

(p) Prepaid land use right

Prepaid land use right represent payments made to obtain land use rights. Prepaid land use right is recognized as an expense on a straight-line basis over the lease period of 40-50 years.

Expenses recognized were $439,624, $715,405 and $877,168 for the years ended December 31, 2009, 2010 and 2011, respectively.

(q) Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than originally estimated. The Company assesses recoverability of the long-lived assets by comparing the carrying amount of the assets to the estimated future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. The Company recognizes an impairment loss in the event the carrying amount exceeds the estimated future undiscounted cash flows attributable to such assets, measured as the difference between the carrying amount of the assets and the fair value of the impaired assets. The Company did not record any impairment loss of long-lived assets for the years ended December 31, 2009, 2010, or 2011.

(r) Deferred convertible bond/notes issuance costs

The issuance costs of the Company’s Convertible Bond due 2012 (“Convertible Bonds”) in the amount of $4,796,875 were deferred and are being amortized on a straight-line basis, which approximates the effective interest rate method, from March 26, 2007, the date of issuance, to March 26, 2010, the earliest redemption date. The amortization expense was $1,232,828, $84,677 and $nil for the years ended December 31, 2009, 2010 and 2011, respectively.

The issuance costs of the Company’s Convertible Senior Notes due 2018 (“Notes”) in the amount of $7,156,101 were deferred and amortized on a straight-line basis, which approximates the effective interest rate method, from March 15, 2011, the date of issuance, to March 15, 2016, the earliest redemption date. The amortization expense was $881,172 for the year ended December 31, 2011.

(s) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities or the expected timing of their use when they do not relate to a specific asset or liability

(t) Revenue recognition

The Company sells solar power products including virgin polysilicon, monocrystalline and multicrystalline solar wafers and PV cells and modules. The Company also enters into agreements to process silicon materials into silicon ingots and wafers for customers. The Company recognizes revenues when persuasive evidence of an arrangement exists, the products are delivered and title and risk of loss has passed to customers, the price to the buyer is fixed and determinable, and collectability is reasonably assured. Sales agreements typically contain customary product warranties but do not contain any post-shipment obligations nor any return or credit provisions.

A majority of the Company’s contracts provide that products are shipped under free on board (“FOB”) terms or cost, insurance and freight (“CIF”) terms. Under FOB, the Company fulfills its obligation when the goods have passed over the ship’s rail at the named port of shipment. The customer bears all costs and risks of loss or damage to the goods from that point. Under CIF, the Company must pay the costs, insurance and freight necessary to bring the goods to the named port of destination, and bears the risk of loss of or damage to the goods during transit. The Company recognizes revenue when the title of goods and risk of loss or damage is transferred to the customers based on the terms of the sales contracts if other criteria are met.

(u) Cost of revenues

Cost of revenues consists of production related costs including costs of silicon raw materials, consumables, direct labor, overhead costs, depreciation of plant and equipment, contractor and processing fees and warranty costs. Shipping and handling costs incurred on sale of products and included in sales and marketing expense were $1,207,752, $4,800,640 and $9,058,534 for the years ended December 31, 2009, 2010 and 2011, respectively.

(v) Research and development

Costs related to the design, formulation and testing of new products or process alternatives are include in research and development expenses. Research and development costs are expensed when incurred.

(w) Warranty costs

The Company’s solar modules are typically sold with 25 year warranties against specified declines in the initial minimum power generation capacity at the time of delivery. The Company also provides warranties for solar modules against defects in materials and workmanship for a period of five or ten years from the date of sale. Warranty cost is accrued as revenue is recognized. Due to the limited solar module manufacturing history, the Company does not have a significant history of warranty claim. Cost of warranties is estimated based on an assessment of the Company’s and competitors’ accrual history, industry-standard testing, estimates of failure rates from quality review and other assumptions that are considered to be reasonable under the circumstances. Actual warranty costs are accumulated and charged against accrued warranty liability. To the extent that actual warranty cost differs from the estimates, the Company will prospectively revise the accrual rate. As such estimates are subjective, the Company will continue to analyze its claim history and the performance of its products and compare against its competitors, industry data for warranty claims, and other assumptions, such as academic research, to determine whether its accrual is adequate. As a recent entrant in the market, the Company has adopted a warranty accrual rate of 1.0% of PV module revenues, based on its assessment of industry norms which also represents the Company’s best estimate to date. Should it begin to experience warranty claims differing from its accrual rate, the Company would prospectively revise the warranty accrual rate.

(x) Government grants

Government grants received by the Company consist of unrestricted grants and subsidies and restricted grants. Depending upon the nature of grant, government grants are recognized as either other operating income or as a reduction of property, plant and equipment.

The Company recorded $1,661,588, $1,059,995 and $4,305,347 for the years ended December 31, 2009, 2010 and 2011 in other operating income, respectively. Government grants related to property, plant and equipment are recorded as deferred liabilities and are amortized on a straight-line basis over the useful life of associated assets. The Company received government grant related to property, plant and equipment and land use right of $5,959,476, $13,882,069 and $7,132,358 during the years ended December 31, 2009, 2010 and 2011, respectively, and amortized $nil, $306,965 and $628,133 in other operating income for the years ended December 31, 2009, 2010 and 2011, respectively.

(y) Other operating expense (income)

Other operating expense (income) primarily consists of gains or losses on disposal of fixed assets and subsidies received from the government.  Additionally, during 2011, the Company recorded a gain of $13.5 million arising from the forfeiture of a prepaid deposit due to the breach of a solar wafer contract by one of its customers.

(z) Foreign currency

The functional currency of ReneSola Ltd is the United States Dollar (“U.S. dollar”). The functional currency of ReneSola’s subsidiaries in the PRC is Renminbi (“RMB”). The functional currency of ReneSola America and ReneSola Singapore is the U.S. dollar, and the functional currency of ReneSola Germany is Euro.

Foreign currency transactions have been translated into the functional currency at the exchange rates prevailing on the date of transactions. Foreign currency denominated monetary assets and liabilities are translated into the functional currency at exchange rates prevailing on the balance sheet date. Exchange gains and losses have been included in determination of net income.

The Company has chosen the U.S. dollar as its reporting currency. Assets and liabilities have been translated using exchange rates prevailing on the balance sheet date. Income statement items have been translated using the weighted average exchange rate for the year. Translation adjustments have been reported as a component of other comprehensive income in the statement of equity.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents denominated in RMB amounted to RMB1,887,831,492 ($286,034,789)  and RMB 1,815,422,496 ($288,440,808) at December 31, 2010 and 2011, respectively. And the Company’s restricted cash denominated in RMB amounted to RMB 222,026,907 ($33,640,407) and RMB 360,623,203 ($57,297,257) at December 31, 2010 and 2011, respectively.

(aa) Fair value of financial instruments

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The Company utilizes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss. See Note 7, “Fair Value Measurements”, for further details.

(ab) Derivative financial instruments

The Company uses foreign exchange forward contracts to hedge the foreign currency exchange risk inherent in the future cash flows associated with forecasted sales denominated in foreign currencies, mainly in U.S. Dollar or Euro.

The Company accounts for these forward contracts as derivative instruments and recognizes all derivative instruments as either assets or liabilities at fair value in other financial assets or other financial liabilities in the consolidated balance sheets. The Company does not offset the carrying amounts of derivatives with the same counterparty.

In 2010, the Company began to employ foreign currency cash flow hedge accounting with respect to certain foreign-currency forward exchange contracts that the company entered into to hedge potential changes in the cash flow of forecasted foreign currency denominated sales transactions within the next two years attributable to changes in foreign currency exchange rates. When the designed hedging relationships are highly effective, the effective portion of gain or loss on the designated derivative instruments is recorded in accumulated other comprehensive income, net of tax, until the underlying hedged transaction is recognized in the consolidated income statements. The ineffective portion of cash flow hedges, if any, is recognized in income immediately. The effectiveness of designated hedging relationships is tested and documented on a quarterly basis. In the fourth quarter of 2011, as the hedged sales transactions were determined to no longer be probable of occurrence as the contract was under re-negotiation and would likely be terminated, the cash flow hedge accounting was discontinued and accordingly, the entire balance in accumulated other comprehensive income was reclassified into net gain (loss) on derivative instruments. The net change associated with hedging transaction was $nil, ($797,091) and ($1,236,306) in the year ended December 31, 2009, 2010 and 2011,

The loss from change in fair value of derivatives, which qualified for cash flow hedge accounting, reported in accumulated other comprehensive income was $797,091 and $1,236,306 in the years ended December 31, 2010 and 2011, respectively.  Of these amounts, $83,594 and $1,164,711 were reclassified into revenue upon realization of the hedged transactions in the end years ended December 31, 2010 and 2011, respectively.  As a result of designed hedging relationship becoming ineffective in the fourth quarter of 2011, the balance of $785,092 recorded in accumulated other comprehensive income was reclassified into net gain (loss) on derivatives.  Accordingly, the ending balance recorded in accumulated other comprehensive income was $713,497 and $nil as of December 31, 2010 and 2011, respectively.  Additionally, the fair value change after the discontinuance of cash flow hedge was $3,689,043.  .

The Company’s other derivative instruments do not qualify for hedge accounting.  Accordingly, gains or losses resulting from changes in the values of those derivative instruments are recognized as (gain) loss on derivatives, net, in the consolidated income statement.

Net (gains) losses on derivative instruments from foreign currency forward exchange contracts were $nil, ($6,268,072)  and $15,296,530, in the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2011, the Company has outstanding foreign exchange forward contracts with a total notional amount of $130,710,000, with none qualified for hedge accounting.

As of December 31, 2010, the Company has $11,659,723 in current derivative assets, $1,380,585 in current derivative liabilities, and $1,583,733 in non-current derivative liabilities in total.  Of these amounts, $840,596 of current derivative assets, $5,548 of current derivative liabilities, and $1,583,733 of non-current derivative liabilities qualified for hedge accounting, respectively. As of December 31, 2011, the Company has $880,917 in current derivative assets, $27,283 in non-current derivative assets, $218,106 in current derivative liabilities, and $181,686 in non-current derivative liabilities in total, none of which qualified for hedge accounting.

(ac) Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.

During 2010 and 2011, the Company issued 750,500 and 40,000 ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise, respectively. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

(ad) Share-based compensation

The Company recognizes expenses for services received in exchange for awards of equity instruments based on the grant-date fair value of the award as determined by the Black-Scholes option pricing model, net of estimated forfeitures. The estimated compensation cost is recognized ratably over the period the grantee is required to provide services per the conditions of the award. See Note 14, “Share Based Compensation”, for further details.

(ae) Comprehensive income (loss)

Comprehensive income is the change in equity during a period from transactions and other events and circumstances from non-shareholder sources. Components of the Company’s comprehensive income include net income, foreign currency translation adjustments, unrealized gains and losses on available-for-sale investments and fair value change of the derivatives qualify for hedge accounting.

Components of accumulated other comprehensive income:

	At December 31,
	2010	2011
Foreign currency translation adjustments	$39,223,982	$71,645,808
Unrealized gains and losses on available-for-sale investments	(2,329,761)	—
Fair value change of the derivatives qualify for hedge accounting	(713,497)	—
	$36,180,724	$71,645,808

(af) Treasury Stock

On August 20, 2011, the Company’s Board of Directors authorized the Company to repurchase up to $100 million in aggregate value of its outstanding ordinary shares through open market or private transactions during a six months period ending in February, 2012, depending on market condition.  On September 6, 2011 and September 9, 2011, the Company repurchased 309,924 and 335,500 ADSs, respectively, on the open market at a price of $3.0614 and $2.9271, respectively, for a total purchase price of $1,943,822. The Company has legal title to the shares, and no other party has the voting rights associated with these shares.

(ag) Concentrations of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and advances to suppliers and related parties. The Company places its cash and cash equivalents with financial institutions with high-credit ratings and quality. The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful receivables mainly based on the age of receivables and factors surrounding the credit risk of specific customers. The Company performs ongoing credit evaluations of the suppliers’ financial conditions. The Company generally does not require collateral or other security against such suppliers; however, it maintains a reserve for potential credit losses. Such losses have historically been within management’s expectations.

(ah) Recently issued accounting pronouncements

1)              In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This ASU amends current fair value measurement and disclosure guidance to include increased transparency around valuation input and investment categorization. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011, with early adoption prohibited. The Company does not believe that the adoption of ASU 2011-04 in 2012 will have an impact on its consolidated financial statements.

2)              In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. ASU 2011-05 allows an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. This guidance, which is to be applied retrospectively, is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 deferred the effective date of the specific requirement in ASU 2011-05 to present items that are reclassified out of accumulated other comprehensive income to net income alongside their respective components of net income and other comprehensive income. The Company is evaluating the effect the adoption of these ASUs will have on its consolidated financial statements.

3)              In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment. ASU 2011-08 permits an entity to make a qualitative assessment of whether it is more-likely-than-not that a reporting unit’s fair value is less than its carrying value to determine whether it is necessary to perform the two-step goodwill impairment test. If it is determined through the qualitative assessment that a reporting unit’s fair value is more-likely-than-not greater than its carrying value, the two-step impairment tests are not required. The qualitative assessment is optional, allowing entities to go directly to the two-step impairment test. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011, with early adoption permitted. The Company does not believe that the adoption of ASU 2011-08 will have an impact on its consolidated financial statements.

4)              In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which require companies to disclose information about financial instruments that have been offset and related arrangements to enable users of their financial statements to understand the effect of those arrangements on their financial position. Companies will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset. ASU 2011-11 is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The Company will evaluate the effect of the adoption of ASU 2011-11 on its consolidated financial statements in 2013.

ACQUISITION	12 Months Ended
Dec. 31, 2011
ACQUISITION
ACQUISITION

3. ACQUISITION

1) Acquisition of JC Solar

On May 31, 2009, the Company completed the acquisition of JC Solar, in order to acquire JC Solar’s solar cell and module business as part of the Company’s vertical integration strategy. Total consideration for the acquisition was approximately RMB 140,300,000 ($20,548,338), in cash.

Purchase price allocation

The Company allocated the purchase price to the acquired assets and liabilities based on their estimated fair values at the acquisition date of May 31, 2009, as summarized in the following table (in thousands):

May 31, 2009
Net tangible assets acquired	$11,274
Deferred tax liability (net)	(767)
Intangible assets:
Customer relationship	4,498
Backlog	220
Goodwill	5,323
Total consideration	$20,548

Goodwill, which represents the excess of the purchase price over the fair value of net tangible and identified intangible assets acquired, is not being amortized but is reviewed annually for impairment, or more frequently if impairment indicators arise, in accordance with authoritative guidance.  Goodwill has been assigned to the cell and module segment and is expected to be deductible for tax purposes.

The Company recognized the acquired intangible assets, including order backlog and customer relationships, based on the valuation results.  The fair values of the intangible assets were calculated using the income approach. The order backlog was valued as $219,752, and was fully amortized in 2009. The customer relationships were valued at $4,497,581, and were fully amortized as of December 31, 2010.

The following table summarizes unaudited pro forma results of operation for the year ended December 31, 2009 assuming that the acquisition of JC Solar occurred as of January 1, 2009.  The pro forma results have been prepared for comparative purpose only based on management’s best estimates regarding the impact of the period from of January 1, 2009 to May 31, 2009 resulting from purchase accounting adjustments to increase the carrying value of inventories on January 1, 2009 and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2009 (in thousands).

Year ended
December 31,
2009
(Unaudited)

Pro forma revenue	$551,464
Pro forma net income	$(68,111)
Pro forma profit attributable to holders of common shares	$(68,111)
Pro forma earnings per share:
Basic	$(0.46)
Diluted	$(0.46)
Weighted average number of shares used in computation:
Basic	147,553,679
Diluted	147,553,679

2) Acquisition of Aoguang

On June 10, 2011, the Company completed the acquisition of Aoguang, the primary purpose of which was to obtain Aoguang’s business license for the production of polysilicon, in order to facilitate the Company’s cost-reduction strategy by expanding its polysilicon production capacity. Total consideration for the acquisition was approximately RMB7,600,000 ($1,172,824), substantially all of which was assigned to the business license as a result of the purchase price allocation.  Aoguang’s results of operations have been included in the Company since the date of acquisition, are limited and are not material to the Company.

ALLOWANCES FOR DOUBTFUL RECEIVABLES	12 Months Ended
Dec. 31, 2011
ALLOWANCES FOR DOUBTFUL RECEIVABLES
ALLOWANCES FOR DOUBTFUL RECEIVABLES

4. ALLOWANCES FOR DOUBTFUL RECEIVABLES

Allowances for doubtful receivables are comprised of allowances for accounts receivable and allowances for other receivables. The Company made provision (reversal) for doubtful debts in the aggregate amount of $9,872,894, $3,919,044 and ($1,374,668) during the year ended December 31, 2009, 2010 and 2011, respectively. The reversal of the allowance in 2011relates to the collection of payments from certain of the Company’s module customers in connection with receivables that were previously provided for.

Analysis of allowances for accounts receivable is as follows:

	At December 31,
	2010	2011
Beginning of the year	$114,271	$2,412,695
Allowances (reversal) made during the year	2,237,042	(1,402,085)
Foreign exchange effect	61,382	79,664
Closing balance	$2,412,695	$1,090,273

Analysis of allowances for other receivables is as follows:

	At December 31,
	2010	2011
Beginning of the year	$9,456,014	$8,733,597
Allowances made during the year	42,379	—
Write off	(774,792)	—
Foreign exchange effect	9,996	5,717
Closing balance	$8,733,597	$8,739,314

Analysis of allowances for advances for purchases of property, plant and equipment is as follows:

	At December 31,
	2010	2011
Beginning of the year	$—	$887,888
Allowances made during the year	1,808,989	321,430
Write off	(943,340)	—
Foreign exchange effect	22,239	58,247
Closing balance	$887,888	$1,267,565

Analysis of allowances for advances to suppliers is as follows:

	At December 31,
	2010	2011
Beginning of the year	$4,887,683	$4,661,198
Reversal during the year	(169,366)	(294,013)
Write-off	(133,587)	—
Foreign exchange effect	76,468	38,665
Closing balance	$4,661,198	$4,405,850

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
INVENTORIES

5. INVENTORIES

	At December 31,
	2010	2011
Raw materials	$81,253,788	$61,109,992
Work-in-process	69,820,115	41,789,430
Finished goods	19,524,890	51,282,191
Total inventories	$170,598,793	$154,181,613

In 2009, 2010 and 2011, inventory was written down by $71,252,806, $1,165,610 and $48,992,463, respectively, to reflect the lower of cost or market.

The Company recorded $nil, $nil and $3.9 million provision for purchase commitments during the years ended December 31, 2009, 2010 and 2011, respectively, in cost of revenues.  The accrued provision is recorded in other current liabilities and amounted to $nil and $3,940,000 as of December 31, 2010 and 2011, respectively.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, comprise:

	At December 31,
	2010	2011
Buildings	$151,404,817	$187,073,104
Leasehold improvement	93,423	93,424
Plant and machinery	720,203,388	808,513,361
Motor vehicles	3,439,748	4,969,476
Office equipment	8,198,446	10,174,496
	883,339,822	1,010,823,861

Less: Accumulated depreciation	106,055,552	189,232,340
	777,284,270	821,591,521
Construction in progress	24,187,578	158,573,094
Property, plant and equipment, net	$801,471,848	$980,164,615

Construction in progress represents new production facilities under construction in Zhejiang Yuhui, Sichuan ReneSola, Sichuan Ruiyu, and Qinghai Yuhui.

Depreciation expense for the years ended December 31, 2009, 2010 and 2011 was $28,131,084, $54,205,916 and $82,730,940 respectively.

During the fourth quarter of 2011, as a result of weak market conditions and a significant decline in the Company’s market capitalization to a level lower than its net book value, the Company concluded that circumstances existed which required the Company to test certain long-lived assets for recoverability. Based on the recoverability tests performed, the Company determined that no impairment was required. No impairment charges were recognized during the years ended December 31, 2009, 2010 or 2011.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

7. FAIR VALUE MEASUREMENTS

The Company adopted ASC 820, “Fair Value Measurements and Disclosures”, which provides a framework for measuring fair value under U.S. GAAP, and expanded disclosure requirements about assets and liabilities measured at fair value. The Company utilizes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

·                  Level 1—Observable unadjusted quoted prices in active markets for identical assets or liabilities.

·                  Level 2—Observable inputs other than quoted prices in active markets for identical assets or liabilities, for which all significant inputs are observable, either directly or indirectly.

·                  Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

Assets and liabilities carried at fair value as of December 31, 2011 are classified in the categories described above based on the lowest level input that is significant to the fair value measurement in its entirety.

Recurring basis

The following table displays assets and liabilities measured on the Company’s consolidated balance sheet at fair value on a recurring basis subsequent to initial recognition:

	As of December 31, 2011
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cross currency forward exchange contracts -recorded as derivative assets	908,200	—	908,200	—
Cross currency forward exchange contracts -recorded as derivative liabilities	(399,792)		(399,792)	—
	$508,408	$—	$508,408	$—

	As of December 31, 2010
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale investment	$3,331,540	$3,331,540	$—	$—
Cross currency forward exchange contracts -recorded as derivative assets	11,659,723	—	11,659,723	—
Cross currency forward exchange contracts -recorded as derivative liabilities	(2,964,318)		(2,964,318)	—
	$12,026,945	$3,331,540	$8,695,405	$—

Available-for-Sale Investments—Investments in available-for-sale securities consist of equity shares of a publically listed company. The fair value is measured using the closing stock price from the exchange market as of the measurement date and is classified as Level 1 valuation.

On October 22, 2009, the Company obtained an equity interest in a Canadian listed company (“Listed Company”), by settling an outstanding advance to this supplier for $19,019,325 whose common shares are traded on the Toronto Stock Exchange. The Company accounted for this investment as an available-for-sale investment, based on the closing price on October 22, 2009 and the shares obtained. The $3,331,540 balance at the end of 2010 represents the fair value of the investment based on subsequent measurements of the investment’s fair value.  No impairment charges were recorded in 2010 based on the Company’s evaluation of the severity of the impairment, the duration of the impairment, the near-term prospects of the investee and the Company’s ability and intent to hold the investment for a reasonable period of time sufficient for a forecasted recovery of fair value.  However, due to the continued liquidity constraints of the Listed Company, combined with the deteriorating market condition, trading for its common shares became suspended on January 3, 2012.  Additionally, Toronto Stock Exchange (“TSX”) has determined to delist the common shares of this Canadian listed company effective at the close of market on February 6, 2012. The delisting was imposed due to its failure to meet the continued listing requirements of the TSX as a result of the commencement of proceedings under the Companies’ Creditors Arrangement Act on January 3, 2012 (the “CCAA Proceeding”). The Company determined that this is the culmination of the Listed Company’s significant liquidity issues that existed at the end of December 31, 2011 and thus, impaired the entire balance in 2011.

Derivatives—The Company’s use of derivatives primarily consists of foreign currency forward contracts. As quoted prices in active markets for identical assets are not available, the Company uses quotes obtained from professional pricing sources. The Company performs internal validation procedures on quotes from pricing sources using valuation techniques commonly used in the industry, and also considers the credit ratings of respective counterparties in determining the impact of risk of defaults on the valuation of derivative assets. These fair value measurements are classified as level 2.

Cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accounts due to and from related parties, and short-term borrowings are carried at cost on the consolidated balance sheets and the carrying amount approximates their fair value because of the short-term nature of these financial instruments.

The carrying amount of the Company’s outstanding convertible notes as of December 31, 2010 and 2011 was $nil and $111.6 million, respectively. The estimated fair value of those debts was $nil and $68.3 million, respectively, as of December 31, 2010 and 2011. The fair value was measured based on observable market quotes.

The Company’s long-term bank borrowing consists of floating rate loans that are reset annually. The carrying amount of long-term borrowings (including the current portions) was $215.2 million and $236.5 million as of December 31, 2010 and 2011, respectively. The estimated fair value of long-term borrowings (including the current portions) was $214.0 million and $233.6 million as of December 31, 2010 and 2011, respectively. The fair value is measured using discounted cash flow technique based on current rates for comparable loans on the respective valuation date.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

8. INCOME TAXES

The tax (expense) benefit comprises:

	Years ended December 31,
	2009	2010	2011
Income (loss) before income tax
PRC	$(84,461,049)	$221,358,721	$(13,323,000)
Other jurisdictions	(28,308,492)	7,635,169	8,802,696
Total	(112,769,541)	228,993,890	(4,520,304)

Current tax expense
PRC	$(2,686,662)	$(15,480,534)	$(6,860,939)
Other jurisdictions	(7,838)	(158,198)	(3,046,111)
Subtotal	(2,694,500)	(15,638,732)	(9,907,050)
Deferred tax benefit (expense)
PRC	$41,566,764	$(44,846,217)	$17,505 ,652
Other jurisdictions	2,284,079	487,145	(2,747,123)
Subtotal	43,850,843	(44,359,072)	14,758,529
Total income tax benefit (expense)	$41,156,343	$(59,997,804)	$4,851,479

ReneSola is not subject to tax under the laws of British Virgin Islands.

Zhejiang Yuhui is a Foreign Invested Enterprise (“FIE”) incorporated in the PRC. The statutory income tax rate in the PRC is 25% starting 2008. As a manufacturing-oriented FIE, it is entitled to a two-year tax exemption (2005 to 2006) followed by a three-year half tax reduction (2007 to 2009) starting from its first profitable year of operation after utilizing any tax losses carried forward from prior years (hereinafter referred to as “Tax Holiday”).

Zhejiang Yuhui increased its registered capital to $238.1 million in December 2009 then to $275.3 million in December 2010, and then to $309.1 million in December 2011. According to relevant PRC tax regulations promulgated before the new Enterprise Income Tax Law which became effective on January 1, 2008, it was entitled to additional tax holiday with respect to the income attributable to operations funded by the increased capital, upon written approval by the tax authority.

On December 26, 2007, the State Council issued a Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives (“Circular 39”). Based on Circular 39, enterprises that were established and already benefited from preferential tax treatments before March 16, 2007 will continue to benefit from them (i) in the case of preferential tax rates, for a period of five years to transition from lower rate to statutory income tax rate of 25% starting from January 1, 2008, and the enterprises that previously enjoyed the tax rate of 24% shall be subject to the tax rate of 25% from 2008, and (ii) in the case of preferential tax exemption or reduction for a specified term, until the expiration of such term or 2012, whichever is earlier.

Pursuant to Circular 39, Zhejiang Yuhui is entitled to benefit from the residual tax holiday granted before the effectiveness of new Enterprise Income Tax (“EIT”) Law. With this tax holiday, the blended tax rate for Zhejiang Yuhui is 23% for 2010 and 25% for 2011 and onwards.

Under a separate new tax incentive policy after the new Enterprise Income Tax Law became effective in 2008, Zhejiang Yuhui obtained the approval of New and High-Tech Enterprise (“HNTE”) status in 2009. With this approval, Zhejiang Yuhui was allowed to apply a reduced income tax rate of 15% for the period of three years (2009 to 2011).

For PRC entities, the qualified research and development expenses incurred by them for development of new technology, new products and new techniques could have a 50% super deduction in addition to the actual expense deductions for PRC enterprise income tax purpose.

ReneSola America is incorporated in the state of Delaware, the United States of America. ReneSola America does not conduct any business activity in Delaware. It is not subject to Delaware State income tax. However, as ReneSola America conducts business activities in the state of Indiana, it is subject to a progressive federal corporate income tax from 15% to 35% and Indiana income tax of 8.5%, which is deductible from federal tax.

ReneSola Singapore is incorporated in the Republic of Singapore. The corporate income tax rate is 17%.

Sichuan ReneSola, ReneSola Shanghai, JC Solar, Zhejiang ReneSola, Sichuan Ruiyu, Sichuan Ruixin, Sichuan OuRuida, Sichuan SiLiDe, Qinghai Yuhui, Jiashan Xujing, Zhejiang Ruiyi and Zhejiang Sciborn are incorporated in the PRC. The corporate income tax rate is 25%.

During the year ended December 31, 2009, 2010 and 2011, the Company recorded provision of $nil, $nil and reversal of liabilities of ($1,439,880) respectively, for unrecognized tax benefits which affected the effective income tax rate. It also recognized interest and/or penalties associated with the uncertain tax positions. The reversal of tax liabilities recorded in 2011 was mainly associated with the release of withholding tax liability associated with capital gains arising from the sale of a Joint Venture, which management subsequently determined would not be realized, and as such the withholding tax liability previously recorded was released.

The following is the tabular reconciliation of liabilities for unrecognized tax benefits:

	Years ended December 31,
	2009	2010	2011
Unrecognized tax benefit-Opening balance	$1,645,182	$1,645,182	$1,645,182
Release of tax liability	—	—	(1,439,880)
Unrecognized tax benefit-Closing balance	$1,645,182	$1,645,182	$205,302

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2009, 2010 and 2011, the amount of interests and penalties related to uncertain tax positions was immaterial. The Company does not anticipate any significant increases or decreases to its liabilities for unrecognized tax benefits within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of taxes exceeding RMB100,000 (approximately $15,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2005 through 2011 on non-transfer pricing matters, and from 2000 through 2011 on transfer pricing matters.

The principal components of deferred income tax assets and liabilities are as follows:

	At December 31,
	2010	2011
Deferred tax assets:
Investment tax credit carry forwards	$767,018	$—
Property, plant and equipment	187,521	691,221
Inventories provision	522,879	6,889,765
Tax losses	9,384,168	18,484,704
Other-than-temporary impairment loss on available-for-sale investment	2,818,197	—
Contingent liability	2,156,647	4,057,237
Derivative liability	696,904	80,518
Bad debts provision	1,469,560	954,012
Deferred gain	4,907,999	5,211,008
Purchase commitment	—	985,000
Others	377,775	512,688
Total deferred tax assets	23,288,668	37, 866,153

Analysis as
Current	$14,762,758	$12,709,364
Non-current	8,525,910	25,156,789
	$23,288,668	$37,866,153

	At December 31,
	2010	2011
Deferred tax liabilities:
Property, plant and equipment	$436,943	$417,370
Prepaid land use right	312,370	320,505
Derivative assets	604,836	227,050
Unrealized profit	1,116,700	—
Others	56,818	—
Total deferred tax liabilities	$2,527,667	$964,925

Analysis as:
Current	$1,778,355	$220,229
Non-current	749,312	744,696
	$2,527,667	$964,925

Zhejiang Yuhui purchased equipment manufactured in the PRC in 2006 and 2007. In accordance with PRC tax regulations, Zhejiang Yuhui is entitled to receive investment tax credits equivalent to 40% of the purchased amount upon written approval by the competent tax authority. No tax credit for the purchase of domestic equipment will be granted after January 1, 2008. As of December 31, 2011, Zhejiang Yuhui’s tax credit carry forwards were expired. As of December 31, 2011, the Company’s subsidiaries Zhejiang Yuhui had net operating loss carry forwards of $51,408,777 which will expire in 2014 and $22,530,039 which will expire in 2016.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. The Company believes it is more-likely-than-not that the Company will realize the benefits of these deductible differences. The amount of the deferred tax assets considered to be realizable, however, could be reduced in the near term if estimates of future taxable income during the tax loss carry forward periods are reduced.

Reconciliation between the applicable statutory income tax rate and the Company’s effective tax rate for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Years ended December 31,
	2009	2010	2011
PRC applicable income tax rate	25.0%	25.0%	25.0%
Timing difference reversed in the year with higher rate	16.7%	3.1%	129.7%
Valuation allowance	(0.7)%	(0.3)%	—
Expiration of tax credit	—	—	(17.3)%
Effect of different tax rate of subsidiaries	(6.2)%	0.1%	1.6%
Non-deductible expense	(0.7)%	(0.2)%	(131.1)%
R&D super deduction	0.6%	(1.2)%	67.5%
Reversal of uncertain tax position	—	—	31%
Others	1.7%	(0.3)%	0.9%
Effective income tax rate	36.4%	26.2%	107.3%

The aggregate amount and per share effect of the Tax Holiday are as follows:

	Years ended December 31,
	2009	2010	2011
Aggregate	$18,825,543	$5,137,990	$5,006,341
Per share effect -basic	$0.13	$0.03	$0.03
Per share effect-diluted	$0.13	$0.03	$0.03

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. The Company believes that the PRC entities’ undistributed earnings generated after January 1, 2008 will be permanently reinvested in the PRC entities. As such, no deferred taxes have been recorded on these undistributed earnings of the Company’s PRC subsidiaries as these differences are not expected to reverse in the foreseeable future and are expected to be permanent in duration.

BORROWINGS	12 Months Ended
Dec. 31, 2011
BORROWINGS
BORROWINGS

9. BORROWINGS

The Company’s bank borrowings consist of the following:

	At December 31,
	2010	2011
Short-term	$307,131,331	$479,058,697
Long-term, current portion	93,666,573	91,834,952
Subtotal	400,797,904	570,893,649
Long-term	121,515,030	144,668,887
	$522,312,934	$715,562,536

As of December 31, 2010 and 2011, the maximum bank credit facilities granted to the Company were $826,591,115 and $1,407, 552,562, respectively, of which, $580,896,655 and $714,905,784 were drawn down and $245,694,460 and $692,646,778 were available as of December 31, 2010 and 2011, respectively.

As of December 31, 2010, short-term borrowings of $192,908,898 and long-term borrowings of $96,666,570 were secured by property, plant and equipment with carrying amounts of $130,680,160, inventories of $61,363,575, prepaid land use right of $11,394,144 and accounts receivable of $15,151,500. As of December 31, 2011, short-term borrowings of $16,682,820 and long-term borrowings of $107,246,700 were secured by property, plant and equipment with carrying amounts of $265,000,539, prepaid land use right of $15,603,442 and accounts receivable of $7,435,279.

In addition, $27,272,700 and $nil of short-term borrowings, and $78,787,800 and $82,619,680 of long-term borrowings were guaranteed by personal assets of Mr. Xianshou Li, the Company’s chief executive officer, and his family as of December 31, 2010, and 2011, respectively.

a) Short-term

Interest rates for all short-term borrowings are variable for certain portions of the short-term borrowings, and are updated every one month. The weighted average interest rate of short term loans was 4.89%, 4.72 % and 5.38 % in the years ended December 31, 2009, 2010 and 2011, respectively. The borrowings are repayable within one year.

b) Long-term

Interest rates are variable for certain portions of the long-term borrowings, and are updated every three months, once a year or according to a predetermined schedule. The weighted average interest rate of long-term borrowings was 6.27%, 6.33 % and 6.54 % in the year ended December 31, 2009, 2010 and 2011, respectively. There are financial covenants associated with Sichuan ReneSola long-term borrowings $82,619,680, related to gross margin and sales on cash or advances, and financial covenants associated with Zhejiang Yuhui long-term borrowings $12,710,720, related to asset-liability ratio and current ratio.

As of December 31, 2011, Sichuan Renesola and Zhejiang Yuhui are in compliance with all debt covenants. Future principal repayment on the long-term bank loans are as follows:

2012	$91,834,952
2013	$117,658,607
2014	$—
2015	$27,010,280
$236,503,839

c) Interest expense

Interest expense incurred for the years ended December 31, 2009, 2010 and 2011 was $24,350,028, $28,827,891 and $ 40,898,780, respectively, of which $11,802,511, $5,823,410 and $2,955,967 has been capitalized in the carrying value of property, plant and equipment.

OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

10. OTHER CURRENT LIABILITIES

The Company’s other current liabilities are summarized below:

	At December 31,
	2010	2011
Payable for purchase of property, plant and equipment	49,088,978	84,832,129
Provision for firm purchase commitment loss	—	3,940,000
Other payables	30,544,157	26,196,708
	79,633,135	114,968,837

CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES

11. CONVERTIBLE SENIOR NOTES

i)      On March 26, 2007, the Company issued RMB928,700,000 ($119,994,820) of U.S. Dollar-Settled 1% Convertible Bonds (“Convertible Bonds”) due March 26, 2012, which are convertible into ordinary shares (the “New Shares”) of the Company. The U.S. dollar settlement is based on the prevailing spot rate at the date of settlement. The Convertible Bonds rank pari passu with all other present and future unsecured and unsubordinated obligations of the Company. The key terms of the Convertible Bonds are as follows:

Interest. The Convertible Bonds bear interest at the rate of 1% per annum, payable semi-annually in arrears on March 26 and September 26, commencing September 26, 2007.

Redemption at maturity. Each Convertible Bond will be redeemable upon maturity at an amount equal to the U.S. dollar equivalent of its RMB principal amount multiplied by 105.90% together with any accrued but unpaid interest (the “Redemption Amount”).

Conversion. The Convertible Bonds may be converted into ordinary shares at the option of the holders at any time on or after April 10, 2007 until March 11, 2012. The number of ordinary shares to be issued on conversion will be determined by dividing the RMB principal amount of the Convertible Bonds to be converted (translated into Pound Sterling at the fixed exchange rate of RMB15.0633 to £1.00) by the conversion price in effect at the conversion date. The conversion price is initially £5.88 per share and is subject to adjustment upon the occurrence of specified events. Based on the conversion price of £5.88 the number of ordinary shares to be allotted and issued by the Company on full conversion of the Convertible Bonds will be approximately 10,485,231.

Call Options. The Company has the option to redeem all, but not part, of the Convertible Bonds at a price equal to the U.S. dollar equivalent amount of the early redemption amount with any accrued but unpaid interest:

(1) on, or at any time after, March 26, 2009 and prior to the maturity date if the closing price of the shares (converted to RMB at the prevailing RMB-to-Pound Sterling exchange rate) for a 30-trading day period prior to the date on which notice of such redemption is published is at least 130% of the applicable early call redemption amount divided by the conversion ratio; or

(2) when the aggregate principal amount of the Convertible Bonds outstanding is less than 10% of the aggregate principal amount originally issued.

The early redemption amount of a bond will be determined such that it provides the holder a gross yield of 2.215%.

Put Options. The holders have the option to require the Company to redeem all or some of the Convertible Bonds at the U.S. dollar equivalent amount of the early call redemption amount plus any accrued but unpaid interest at the occurrence of a change of control or a delisting of the Company’s shares on Alternative Investment Market of the London Stock Exchange (“AIM”). In addition, on the third anniversary (March 26, 2010), the holders will have a right to redeem all or some of the bonds at a redemption price equal to the U.S. dollar equivalent of its RMB principal amount multiplied by 103.47% together with any accrued but unpaid interest (the “Early Redemption Amount”).

No beneficial conversion feature charge was recognized for the issuance of the Convertible Bonds as the estimated fair value of the ordinary shares was less than the conversion price on the date of issuance.

The embedded conversion option, call options, and put options are not bifurcated and recognized as derivatives.

For the year ended December 31, 2010, approximately RMB214,800,000 ($31,464,690) par value convertible bond was repurchased using cash of $32,715,276. The Company recorded a net gain on the repurchase of convertible bonds of $5,891 for the year ended December 31, 2010.

As of December 31, 2009, 2010 and 2011, the carrying value of the Convertible Bonds was $32,474,501, $nil and $nil, respectively. The early redemption premium of $4,158,936 is amortized from March 26, 2007, the date of issuance, to March 26, 2010, the earliest redemption date, using the straight-line method, which approximates the effective interest rate method. For the year ended December 31, 2009, 2010 and 2011, the Company recognized total finance cost on the Convertible Bonds of $3,511,053, $241,117 and $nil, respectively.

ii)     On March 15, 2011, the Company issued $175,000,000 of U.S. Dollar-Settled 4.125% Convertible Senior Notes (“Notes”) due March 15, 2018, which are convertible into American Depositary Shares (the “ADSs”) , each currently representing two ordinary shares of the Company. On April 7 2011, an over-allotment option up to $25,000,000 aggregate principal amount of Notes were fully exercised by initial purchasers. The key terms of the Notes are as follows:

Interest. The Notes bear interest at the rate of 4.125% per annum, payable semi-annually in arrears on March 15 and September 15, commencing September15, 2011.

Redemption at maturity. Each Note will be redeemable upon maturity at price of 100% of principal amount plus accrued interest, if any, from March 15, 2016.

Conversion. The Notes may be converted into ADSs at the option of the holders at any time prior to maturity. The conversion price is initially $10.5473 per ADS and is subject to adjustment upon the occurrence of specified events but will not be adjusted for accrued and unpaid interest, if any. Based on the conversion price of $10.5473 per ADS, the number of ADSs to be allotted and issued by the Company on full conversion of the Notes will be approximately 18,962,269.

Put Options. The holders have the option to require the Company to redeem all or any portion of the Notes on March 15, 2016 (the “repurchase date”), at a repurchase price equal to 100% of the principle amount plus any accrued and unpaid interest, if any, to, but excluding the repurchase date.

Capped call transaction. In connection with the pricing of the Notes, the Company has entered into a capped call transaction with an affiliate of one of the initial purchasers of the Notes (the “hedge counterparty”). The capped call transaction is expected generally to reduce potential dilution to the Company’s ordinary shares and ADSs upon conversion of the Notes. The cap price under the capped call transaction is $15.0675 per ADS, and the premium of preliminary and over-allotment option is $21,504,779 and $3,197,500, respectively.  The premium was first credited to additional paid-in capital, and then to retained earnings once additional paid-in capital was reduced to zero.  No beneficial conversion feature charge was recognized for the issuance of the Notes as the estimated fair value of the ordinary shares was less than the conversion price on the date of issuance.

The embedded conversion option and put options are not bifurcated and recognized as derivatives.

For the year ended December 31, 2011, approximately $88,384,000 par value Notes was repurchased using cash of $57,055,127.  The related deferred issuance costs of $2,978,934 were expensed. The Company recorded a net gain of $28,349,939 on the repurchase of the Notes.  As a result of the repurchase of these Notes, a portion of the premium paid in connection with the capped call facility of $861,280 was refunded.

As of December 31, 2011, the carrying value of the Notes was $111,616,000. For the year ended December 31, 2011, the Company paid issuance costs of $6,054,937, which are being amortized from the date of issuance, to the redemption date, using the straight-line method, which approximates the effective interest rate method.  The amortization expense was $881,172 for the year ended December 31, 2011.

COMMON SHARES	12 Months Ended
Dec. 31, 2011
COMMON SHARES
COMMON SHARES

12. COMMON SHARES

On May 22, 2009, the Company issued 4,000,000 common shares, equivalent to 2,000,000 American Depositary Shares, for early redemption of Convertible Bonds.

On October 5, 2009, the Company issued 31,000,000 common shares, equivalent to 15,500,000 American Depositary Shares, in an additional public offering on the New York Stock Exchange for proceeds of $73,625,000. The Company incurred share issuance costs of $5,517,092 which were netted against the proceeds.

SHARE REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2011
SHARE REPURCHASE PROGRAM
SHARE REPURCHASE PROGRAM

13. SHARE REPURCHASE PROGRAM

In August 2011, the Company adopted a share repurchase program enabling it to repurchase up to an aggregate of $100 million of its ADSs, each representing its two ordinary shares. As of December 31, 2011, the Company repurchased an aggregate of 645,424 ADSs, representing 1,290,848 ordinary shares, on the open market for total cash consideration of $1,943,822.

SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

14. SHARE BASED COMPENSATION

Share Award to Employees

In November 2006, the Company entered into an agreement with Mr. Panjian Li (“Mr. Li”), Chief Executive Officer of ReneSola America, and with Binghua Huang (“Mr. Huang”), Chief Technology Officer of the Company, to grant 40,000 and 20,000 common shares, respectively, each year for a period of five and three years, respectively, commencing January 2008. The fair value of the shares was $4.47 per share based on the market price as of the grant date. These shares do not have an exercise price and vest at no cost to Mr. Li or Mr. Huang.

A summary of the status of nonvested shares is presented below:

	Number of shares	Weighted Average Grant-Date Fair value	Aggregate Intrinsic value	Weighted Average Remaining Contractual life
Nonvested at January 1, 2011	40,000	4.47	—	0.91
Vested	(40,000)	4.47	—
Nonvested at December 31, 2011	—	—	—	—
Vested at December 31, 2011	593,333	2.80	—

Compensation cost of $240,702, $ 177,926 and $162,241 has been recorded in general and administrative expenses for the years ended December 31, 2009, 2010 and 2011, respectively. At December 31, 2011, there was no unrecognized compensation cost. The total fair value of shares vested during the year ended December 31, 2009, 2010 and 2011 was $234,644, $78,215and $37,600, respectively.

2007 Share Incentive Plan

On September 27, 2007, the Company adopted the ReneSola Ltd 2007 Share Incentive Plan (the “Plan”) that provides for grant of share options, restricted shares and restricted share units to employees in the Plan. A maximum of 7,500,000 authorized but unissued shares of the Company have been reserved and allocated to the Plan, whose shares were subsequently registered and are issuable upon exercise of outstanding options granted under the Plan. The Plan shall be administered by the Compensation Committee of the Board of Directors (the “Committee”).

Except as otherwise noted in the award agreements with the employee or consultant, the options can be exercised within six years from the award date, except for participant’s termination of employment or service. The vesting schedule and the exercise price per share will be determined by the Committee and set forth in the individual award agreement. In the event of any distribution, share split, or recapitalization of the Company, the Committee shall make such proportionate and equitable adjustments, if any, to reflect such change with respect to (a) the aggregate number and type of shares that may be issued under the Plan and (b) the terms and conditions of any outstanding awards. Except as may otherwise be provided in any award agreement, if a change of control occurs and a participant’s awards are not converted, assumed, or replaced by a successor, such awards shall become fully exercisable and all forfeiture restrictions on such awards shall lapse.

Options to Employees

From January to December 2010, the Company granted 4,290,000 share options to certain employees with exercise price of $2.51 to $5.44. From January to December 2011, the Company granted 1,450,000 share options to certain employees with exercise prices of $0.74 to $4.54. The Company has used the Black Scholes model to estimate the fair value of the options using the following assumptions:

	Average risk-free rate of return	Weighted average expected option life	Volatility rate	Dividend yield
Granted in 2010	1.30-2.40%	4.5 years	69.36-92.03%	0%
Granted in 2011	0.81-2.20%	4.5 years	60.02-82.78%	0%

Expected volatilities based on the average of the standard deviation of the daily stock prices of the Company and other selected comparable companies in the same industry. The expected term of options represents the period of time that options granted are expected to be outstanding. The risk-free rate of return is based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option.

A summary of the option activity is as follows:

	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options
Outstanding on January 1, 2011	7,190,500	2.55	3.62
Granted	1,450,000	1.90	4.65
Exercised	(58,100)	2.54	2.38
Forfeited	(1,248,800)	2.79	N/A
Outstanding on December 31, 2011	7,333,600	2.80	2.94	12,500
Vested or expected to vest at December 31, 2011	6,784,627	2.76	2.93	12,500
Exercisable at December 31, 2011	2,425,600	2.82	1.88	—

On June 23, 2009, the exercise price was modified for all the outstanding share options granted before June 23, 2009, which resulted in the incurrence of incremental compensation costs. The incremental costs were $892,813, $485,502 and $379,650 for the year ended 2009, 2010 and 2011 respectively. Unrecognized costs, to be expensed over the remaining vesting period are expected to be $307,501 during the next two years.

The weighted average fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $1.82, $2.93and $0.94, respectively.

Total intrinsic value of options exercised for the years ended December 31, 2009, 2010 and 2011 was $nil, $3,659,042and $104,671, respectively.

Compensation cost of $3,055,471, $3,756,640 and $4,197,299 has been charged against income during the year ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2011, there was $7,584,927 in total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the Plan, which is expected to be recognized over a weighted-average period of 3.47 years.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

15. EMPLOYEE BENEFITS

In accordance with the relevant rules and regulations in the PRC, employees of the Company are covered by retirement benefit plans established by the local government. These plans are defined contribution plans and Zhejiang Yuhui, Sichuan ReneSola and JC Solar have contributed 14%, 20% and 20% separately of the basic salaries of its employees to such plans. In addition, Zhejiang Yuhui, Sichuan ReneSola and JC Solar are required by PRC law to contribute approximately 17.3%, 19.1% and 21.5% separately of the basic salaries of its employees for medical insurance benefits, housing funds, unemployment and other statutory benefits. Other than the contribution, there is no further obligation for payments to employees under these plans.

The total contribution was $2,364,683, $3,672,565 and $7,803,659, for the years ended December 31, 2009, 2010 and 2011, respectively.

DISTRIBUTION OF PROFIT	12 Months Ended
Dec. 31, 2011
DISTRIBUTION OF PROFIT
DISTRIBUTION OF PROFIT

16. DISTRIBUTION OF PROFIT

As stipulated by the relevant laws and regulations applicable to China’s foreign investment enterprises, the Company’s PRC subsidiaries are required to make appropriations from net income as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) to non-distributable reserves which include a general reserve, an enterprise expansion reserve and a staff welfare and bonus reserve. Wholly-owned PRC subsidiaries are not required to make appropriations to the enterprise expansion reserve but appropriations to the general reserve are required to be made at not less than 10% of the profit after tax as determined under PRC GAAP. The staff welfare and bonus reserve is determined by the board of directors.

The general reserve is used to offset future extraordinary losses. The subsidiary may, upon a resolution passed by the shareholder, convert the general reserve into capital. The staff welfare and bonus reserve is used for the collective welfare of the employees. The enterprise expansion reserve is for the expansion of Zhejiang Yuhui’s operations and can be converted to capital subject to approval by the relevant authorities. These reserves represent appropriations of the retained earnings determined in accordance with the Chinese law.

In addition to the general reserve, the Company’s PRC subsidiaries are required to obtain approval from the local PRC government prior to distributing any registered share capital. Accordingly, both the appropriations to general reserve and the registered share capital of the Company’s PRC subsidiaries are considered as restricted net assets amounting to $430,057,497 and $ 670,474,546 as of December 31, 2010 and 2011, respectively.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

17. EARNINGS PER SHARE

Basic and diluted earnings per share have been calculated as follows:

	Years ended December 31,
	2009	2010	2011
Net income (loss) attributed to holder of common shares	$(71,903,667)	$168,996,086	$332,964

Net income (loss) adjusted for dilutive securities	(71,903,667)	168,996,086	332,964
Weighted-average number of common shares outstanding—basic	147,553,679	172,870,921	173,496,901
Dilutive effect of non-vested shares	—	2,240,810	373,261

Weighted-average number of common shares outstanding—diluted	147,553,679	175,111,731	173,870,162
Basic earnings (loss) per share	$(0.49)	$0.98	$0.00
Diluted earnings (loss) per share	$(0.49)	$0.97	$0.00

Diluted earnings per share excludes10,830,075, nil and 23,918,618   common shares issuable upon the assumed conversion of the convertible debt, share options and restricted shares for the year ended December 31, 2009, 2010 and 2011, respectively, as their effect would have been anti-dilutive.

In 2010 and 2011, the Company issued 750,500 and 40,000 ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise, respectively. No consideration was received by the Company for this issuance of ordinary shares.  These ordinary shares are legally issued but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

18. RELATED PARTY BALANCES AND TRANSACTIONS

(a) Related party balances

Amounts due from related parties is comprised of the following amounts receivable from the sales of goods :

	At December 31,
	2010	2011
Zhejiang Yuhuan (1)	$389,091	$339,376
Jinko and its subsidiaries(2)	—	$5,867,668
Total	$389,091	$6,207,044

Amounts due to related parties are comprised of the following amounts payable to the purchase of raw materials:

	At December 31,
	2010	2011
Zhejiang Yaohui (3)	—	$1,160,512
Jinko and its subsidiaries (2)	$24,691	$3,752,565
Total	$24,691	$4,913,077

(b) Related party transactions

During the years ended December 31, 2009, 2010 and 2011, related party transactions were as follows:

	Years ended December 31,
	2009	2010	2011
Sale of goods to Jinko and its subsidiaries(2)	—	—	6,757,761
Purchase of raw materials from Jinko and its subsidiaries (2)	15,652,186	—	4,487,954
Purchase of raw materials from Zhejiang Yaohui(3)	—	—	3,672,150
Processing service provided to Jinko(2)	42,409	—	—
Rental payment to Zhejiang Yuhuan(1)	63,244	63,815	—
Rental expense to Zhejiang Yuhuan(1)	2,928	2,954	11,140

In January 2009, Mr. Xianshou Li and his family individually or jointly provided guarantees of up to RMB900,000,000 ($142,995,600), for short-term and long-term borrowings from various domestic banks from January 24, 2009 to January 24, 2014.

(1)	Zhejiang Yuhuan Solar Energy Source Co. Ltd. (“Zhejiang Yuhuan”) was controlled by Xianshou Li.
(2)	The brothers of Mr. Xianshou Li have been the founders and substantial shareholders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”) from 2006 and 2007, respectively.
(3)	The director of ReneSola Ltd has been the General Manager of Zhejiang Yaohui Photovoltaic Co. Ltd.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

a) Capital commitment

As of December 31, 2011, the Company had commitments outstanding to purchase property, plant and equipment for $138,689,345, of which $138,393,330 and $296,015 are due in 2012 and 2013, respectively.

b) Purchase commitments

In order to secure future silicon materials, the Company has entered into several long-term supply agreements with overseas suppliers in 2010. Under such agreements, the suppliers agreed to provide the Company with specified quantities of silicon materials, solar wafers, and the Company has made prepayments to these suppliers in accordance with the supply contracts.

The prices of some supply contracts were fixed , and total purchases commitments under such pre-determined long-term agreements were approximately $216.2 million. Future materials purchase commits are as follows:

Year ending December 31	$ thousand
2012	119,073
2013	97,159
Total consideration	216,231

Additionally, the company is required to purchase 4,200,000 kg in total under purchase contracts, over the next 4 years, and the price is subject to adjustment to reflect the prevailing market price at the transactions date.

c) Product warranties

The Company offer warranties on its products and record an estimate of the associated liabilities. Product warranty activity during the years ended December 31, 2010 and 2011 was as follows:

	At December 31,
	2010	2011
	$	$
Beginning balance	3,195,924	8,701,042
Warranty provision	5,395,737	3,893,881
Warranty cost incurred	—	(279,645)
Foreign exchange effect	109,381	520,305
Ending balance	8,701,042	12,835,583

d) Legal matters

The Company is a party to legal matters and claims in the normal course of its operations. While the Company believes that the ultimate outcome of these matters will not have a material adverse effect on our financial position, results of operations or cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.

In June 2011, CEP Ltd., or CEP, one of the Company’s module customers, filed a lawsuit against the Company in the High Court in Hong Kong for damages of €917,280 arising from breach of the sales contract. The Company has denied CEP’s assertion and defended that the termination of the sales contract was due to CEP’s material breach of the sales contract by failure to open a letter of credit in accordance with the sales contract. No hearing date has been scheduled as of the date of this filing.  The Company believes it has meritorious defenses and will defend against the suit vigorously.  Based on the information available to the Company, a negative outcome is not probable and the amount of loss, if any, is not reasonably estimable and as such no amount has been accrued as of December 31, 2011.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING
SEGMENT REPORTING

20. SEGMENT REPORTING

The Company operates in two principal reportable business segments, Wafer and Cell and module. The Wafer segment involves the manufacture and sales of monocrystalline and multicrystalline solar wafers and processing services. The Cell and module segment involves manufacture and sale of PV cells and modules. Miscellaneous revenues and expenses and other unallocated costs and expenses are recorded in Other. The transactions between reportable segments relate to supplier contracts for the sales of wafers.  These transactions are executed based on the stated contract prices, with similar terms and conditions as sales to third parties.

The chief operating decision maker is the chief executive officer of the Company.

The Company now only reports the segment information of net sales and gross profit, to conform to information the chief operating decision maker’s receives, and better assess the financial performance and allocate resources. There are no differences between the measurements of the Company’s reportable segment’s gross profit and the Company’s consolidated gross profit, as the Company uses the same profit measurement for both the reportable segments and the consolidated entity. The Company formerly reported the segment information of net sales, gross profit, selling and marketing expenses, general and administrative expenses, research and development expenses, interest expense and income before income tax, noncontrolling interest and equity in earnings. Furthermore, the Company’s chief operating decision maker is not provided with asset information by segment.  As such, no asset information by segment is presented.

The following table summarizes the Company’s revenues generated from each segment:

	Year Ended December 31, 2009
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$470,344,344	$57,483,346	$660,000	$(18,082,911)	$510,404,779
Gross (loss) profit	$(55,428,975)	$11,260,095	$673,655	$293,415	$(43,201,810)

	Year Ended December 31, 2010
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$911,913,455	$540,469,534	$—	$(246,804,128)	$1,205,578,861
Gross (loss) profit	$269,996,288	$80,537,398	$—	$(2,569,958)	$347,963,728

	Year Ended December 31, 2011
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$819,405,032	$395,171,888	$—	$(229,297,553)	$985,279,367
Gross profit	$53,857,042	$37,759,156	$—	$4,436,946	$96,053,144

The following table summarizes the Company’s revenues generated from each product:

	Years ended December 31,
	2009	2010	2011
Solar wafers	$426,087,954	$640,127,122	$471,661,221
Service revenue from tolling arrangement	21,897,067	78,040,989	72,470,242
Solar modules	56,343,280	475,459,658	381, 024,666
Ingots	45,046	—	—
Solar cells	4,285,842	3,959,149	557,198
Other materials	1,745,590	7,991,943	59,566,240
Total	$510,404,779	$1,205,578,861	$985,279,367

The following table summarizes the Company’s revenues generated by geographic location of customers:

	Years ended December 31,
	2009	2010	2011
Mainland China	$283,299,979	$432,244,661	$384,612,702
Singapore	62,473	37,231,290	2,303,270
Taiwan	66,961,187	105,628,418	115,391,115
Hong Kong	32,857,847	30,537,477	1,054,364
Korea	1,411,828	67,258,950	89,186,998
India	9,064,798	13,178,876	4,309,772
Australia	10,694,962	959,487	3,264,955
Other Asia Pacific countries	24,392	2,215,499	227,106
Asia Pacific Total	$404,377,466	$689,254,658	$600,350,284
Germany	49,253,177	180,913,486	110,503,738
Italy	7,744,370	70,270,371	61,615,219
Spain	6,165,295	66,833,525	38,586,654
Belgium	19,954,494	8,391,253	31,231,396
France	5,599,868	19,558,271	37,126,579
America	8,763,799	60,415,307	64,693,678
Czech Republic	—	79,095,388	6,563,582
Others	8,546,310	30,846,602	34,608,237
Total	$510,404,779	$1,205,578,861	$985,279,367

Substantially all of the Company’s long-lived assets are located in Mainland China.

Major customers

Details of the customers accounting for 10% or more of total net revenues were as follows:

	Years ended December 31,
	2009	2010	2011
Customer A	$72,031,665	$152,467,373	*

*: Less than 10%.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

Subsequent to December 31, 2011, the Company obtained new financings totaling $208.1 million, which are comprised of $71.5 million in new credit facilities and $136.6 million in short-term borrowings, for its working capital needs.  Such facilities and short-term borrowings have credit terms of 12 months.

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

SCHEDULE 1—RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2011

(Amounts expressed in U.S. dollars)

RENESOLA LTD

BALANCE SHEETS

	As of December 31,
	2010	2011
ASSETS
Current assets:
Cash and cash equivalents	$1,192,343	$31,674,461
Prepaid expenses and other current assets	114,240	290,545
Derivative assets	8,806,349	—
Deferred convertible bond issue costs—current	—	784,456
Total current assets	10,112,932	32,749,462
Investment in subsidiaries	619,225,233	816,157,462
Deferred convertible notes insurance costs—non-current	—	2,510,211
Total assets	$629,338,165	$851,417,135

LIABILITIES AND EQUITY
Current liabilities:
Amount due to subsidiaries	$37,948,329	$133,873,226
Other current liabilities	2,022,258	1,949,704
Total current liabilities	39,970,587	135,822,930
Income tax payable	1,930,947	409,506
Other long-term liabilities	972,135	2,582,692
Convertible notes payable—non-current	—	111,616,000
Total liabilities	42,873,669	250,431,128

Equity:
Common shares (no par value; 500,000,000 shares authorized at December 31, 2010 and 2011;174,596,912 shares issued and 173,846,412 shares outstanding at December 31,2010; 174,636,912 shares issued and 172,613,664 shares outstanding at December 31,2011)	422,039,086	422,313,848
Additional paid-in capital	19,857,905	4,110,849
Treasury stock	—	(1,943,822)
Retained earnings	108,386,781	104,859,324
Accumulated other comprehensive income	36,180,724	71,645,808
Total equity	586,464,496	600,986,007
Total Liabilities and Equity	$629,338,165	$851,417,135

SCHEDULE 1—RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 and 2011

(Amounts expressed in U.S. dollars except number of shares and per share data)

RENESOLA LTD

STATEMENTS OF INCOME

	Year ended December 31,
	2009	2010	2011
Cost of revenues—Product sales	$—	$323,546	$156,416
Gross loss	—	(323,546)	(156,416)

Operating expenses(income):
Sales and marketing	8,859	123,200	169,033
General and administrative	18,679, 602	8,617,628	5,794,283
Research and development	—	54,409	101,350
Other operating expense (income)	(80,712)	383,608	(148,220)
Total operating expenses	18,607,749	9,178,845	5,916,445
Loss from operations	(18,607,749)	(9,502,391)	(6,072,861)
Non-operating (expense) income:
Interest income	1,689,333	1,350,777	917,377
Interest expense	(3,984,421)	(814,254)	(6,633,937)
Foreign exchange loss	(78,297)	(13,037)	(766)
(Gains) losses on derivative	—	14,248,017	(20,254,867)
Gains on repurchase of convertible bonds	7,995,337	5,891	28,349,939
Total non-operating income	5,621,952	14,777,394	2,377,746
Income (loss) before income taxes and equity in earnings of subsidiaries	(12,985,797)	5,275,003	(3,695,116)
Income tax (expense) benefit	(200,421)	(124,095)	1,521,441
Equity in earnings (losses) of subsidiaries	(58,717,449)	163,845,178	2,506,639
Net income (loss)	$(71,903,667)	$168,996,086	$332,964